Earnings per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income attributable to the owners of QIAGEN N.V.	$ 40,394	$ 80,404	$ 130,148
Weighted average number of common shares used to compute basic net income per common share (in shares)	228,074	234,800	233,483
Dilutive effect of stock options and restrictive stock units (in shares)	4,760	4,193	5,028
Dilutive effect of outstanding warrant (in shares)	175	0	136
Weighted average number of common shares used to compute diluted net income per common share (in shares)	233,009	238,993	238,647
Basic earnings per common share attributable to the owners of QIAGEN N.V. (in USD per share)	$ 0.18	$ 0.34	$ 0.56
Diluted earnings per common share attributable to the owners of QIAGEN N.V. (in USD per share)	$ 0.17	$ 0.34	$ 0.55
Stock options and awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities having no dilutive effect, not included in above calculation (in shares)	52	210	37
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities having no dilutive effect, not included in above calculation (in shares)	30,434	25,800	26,071